Equity Incentive Plans - Components of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,161	$ 3,210	$ 8,269	$ 9,912	$ 13,534	$ 7,871
ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	1	58	96	316	391	215
Restricted stock awards and founders' common stock awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	1	2	5	6	11	9
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,159	$ 3,150	$ 8,168	$ 9,590	$ 13,132	$ 7,647